Consolidated Balance Sheet - BRL (R$) R$ in Millions	Dec. 31, 2020	Dec. 31, 2019
Assets
Cash	R$ 46,224	R$ 30,367
Financial Assets	1,851,322	1,501,481
At Amortized Cost	1,275,799	1,101,892
Compulsory deposits in the Central Bank of Brazil	90,059	91,248
Interbank deposits	55,685	34,583
Securities purchased under agreements to resell	239,943	198,428
Loan and lease operations	714,104	585,791
Other financial assets	93,255	94,752
(-) Provision for Expected Loss	(47,051)	(36,029)
At Fair Value Through Other Comprehensive Income	109,942	76,660
At Fair Value Through Profit or Loss	465,581	322,929
Derivatives	76,504	41,854
Other financial assets	6	5
Investments in associates and joint ventures	15,570	15,097
Fixed assets, net	6,937	7,166
Goodwill and Intangible assets, net	17,330	19,719
Tax assets	66,095	48,960
Income tax and social contribution - current	3,547	1,644
Income tax and social contribution - deferred	56,583	38,914
Other	5,965	8,402
Other assets	15,773	14,691
Total assets	2,019,251	1,637,481
Liabilities and stockholders' equity
Financial Liabilities	1,579,686	1,211,999
At Amortized Cost	1,495,641	1,159,830
Deposits	809,010	507,060
Securities sold under repurchase agreements	273,364	256,583
Interbank market funds	156,035	174,862
Institutional market funds	138,308	104,244
Other financial liabilities	118,929	117,081
At Fair Value Through Profit or Loss	79,653	48,029
Derivatives	79,505	47,828
Structured notes	143	201
Provision for Expected Loss	4,392	4,140
Loan Commitments	3,485	3,303
Financial Guarantees	907	837
Provision for insurance and private pensions	221,000	218,334
Provisions	19,819	21,454
Tax liabilities	5,710	7,891
Income tax and social contribution - current	2,878	3,997
Income tax and social contribution - deferred	421	1,058
Other	2,411	2,836
Other liabilities	38,511	28,338
Total liabilities	1,864,726	1,488,016
Capital	97,148	97,148
Treasury shares	(907)	(1,274)
Additional paid-in capital	2,519	2,175
Appropriated reserves	17,228	12,948
Unappropriated reserves	29,926	29,878
Other comprehensive income	(2,921)	(3,950)
Total stockholders' equity attributed to the owners of the parent company	142,993	136,925
Non-controlling interests	11,532	12,540
Total stockholders' equity	154,525	149,465
Total liabilities and stockholders' equity	2,019,251	1,637,481
Financial assets at amortised cost, category [member]
Assets
Securities	129,804	133,119
Liabilities and stockholders' equity
Other financial liabilities	118,924	117,081
Financial assets measured at fair value through other comprehensive income, category [member]
Assets
Investment Securities	109,942	76,660
Financial assets designated at fair value through profit or loss [member]
Assets
Investment Securities	389,071	R$ 281,075
Liabilities and stockholders' equity
Other financial liabilities	R$ 5